Schedule I - Condensed Statement of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jul. 28, 2012	Jul. 30, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Condensed Financial Statements, Captions [Line Items]
Cash Flows from Operating Activities	$ (346)	$ (714)	$ 319	$ 220	$ 1,014
Cash Flows from Investing Activities:
Capital expenditures	(126)	(141)	(380)	(325)	(192)
Purchase of long-term investments			(26)	(9)	0
Decrease (increase) in restricted cash	10	1	(14)	28	150
Net cash (used in) provided by investing activities	(123)	(127)	(454)	(281)	(37)
Cash Flows from Financing Activities:
Long-term debt repayment	(351)	(827)	(2,396)	(2,841)	(4,354)
Other	(2)	(1)	1	(3)	(1)
Net cash provided by (used in) financing activities	309	161	(185)	(53)	(626)
Cash and cash equivalents:
Net (decrease) increase during period	(170)	(657)	(312)	(113)	343
Cash and cash equivalents at beginning of period	701	1,013	1,013	1,126	783
Cash and cash equivalents at end of period	531	356	701	1,013	1,126
Supplemental Disclosures of Cash Flow Information:
Income taxes (received) paid, net of refunds			66	62	42
Interest paid			432	437	357
Parent company
Condensed Financial Statements, Captions [Line Items]
Cash Flows from Operating Activities			554	11	42
Cash Flows from Investing Activities:
Capital expenditures			0	0	(4)
Purchase of long-term investments			(26)	(9)	0
Investments in subsidiaries			(77)	(11)	(248)
Decrease (increase) in restricted cash			0	33	18
Intercompany loan repayment by subsidiaries			1,141	694	482
Loans to subsidiaries			(1,266)	(685)	(455)
Net cash (used in) provided by investing activities			(228)	22	(207)
Cash Flows from Financing Activities:
Long-term debt repayment			(500)	0	0
Borrowings from subsidiaries			0	0	150
Other			1	(3)	(1)
Net cash provided by (used in) financing activities			(499)	(3)	149
Cash and cash equivalents:
Net (decrease) increase during period			(173)	30	(16)
Cash and cash equivalents at beginning of period		226	226	196	212
Cash and cash equivalents at end of period	190		53	226	196
Supplemental Disclosures of Cash Flow Information:
Income taxes (received) paid, net of refunds			0	0	(1)
Interest paid			$ 99	$ 134	$ 136